Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2020	£m	£m	£m	£m	£m
Net interest income/(expense)	3,100	364	55	(76)	3,443
Non-interest income	375	93	68	(4)	532
Total operating income/(expense)	3,475	457	123	(80)	3,975
Operating expenses before credit impairment losses, provisions and charges	(1,913)	(316)	(114)	(109)	(2,452)
Credit impairment losses	(308)	(294)	(7)	(36)	(645)
Provisions for other liabilities and (charges)/release	(173)	(12)	(10)	(78)	(273)
Total operating credit impairment losses, provisions and charges	(481)	(306)	(17)	(114)	(918)
Profit/(loss) before tax	1,081	(165)	(8)	(303)	605

Revenue from external customers	4,160	549	123	(857)	3,975
Inter-segment revenue	(685)	(92)	—	777	—
Total operating income/(expense)	3,475	457	123	(80)	3,975

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	441	41	10	—	492
–Insurance, protection and investments	65	—	—	—	65
–Credit cards	67	—	—	—	67
–Non-banking and other fees(2)	15	47	66	4	132
Total fee and commission income	588	88	76	4	756
Fee and commission expense	(335)	(19)	(10)	(7)	(371)
Net fee and commission income/(expense)	253	69	66	(3)	385

Customer loans	183,404	17,626	2,784	3,196	207,010
Total assets(3)	192,070	17,626	2,784	79,852	292,332
Customer deposits	152,167	24,985	6,506	2,049	185,707
Total liabilities	152,715	25,011	6,517	92,153	276,396

Average number of full-time equivalent staff	19,151	2,092	716	39	21,998
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2019	£m	£m	£m	£m	£m
Net interest income/(expense)	2,827	422	62	(19)	3,292
Non-interest income	691	109	70	11	881
Total operating income/(expense)	3,518	531	132	(8)	4,173
Operating expenses before credit impairment losses, provisions and charges	(1,980)	(324)	(130)	(65)	(2,499)
Credit impairment (losses)/releases	(156)	(45)	(22)	2	(221)
Provisions for other liabilities and charges	(290)	(22)	(16)	(113)	(441)
Total operating credit impairment losses, provisions and charges	(446)	(67)	(38)	(111)	(662)
Profit/(loss) before tax	1,092	140	(36)	(184)	1,012

Revenue from external customers	4,255	633	138	(853)	4,173
Inter-segment revenue	(737)	(102)	(6)	845	—
Total operating income/(expense)	3,518	531	132	(8)	4,173

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	696	49	13	—	758
–Insurance, protection and investments	76	—	—	1	77
–Credit cards	86	—	—	—	86
–Non-banking and other fees(2)	61	58	67	5	191
Total fee and commission income	919	107	80	6	1,112
Fee and commission expense	(373)	(23)	(17)	(13)	(426)
Net fee and commission income/(expense)	546	84	63	(7)	686

Customer loans	178,762	18,391	4,041	3,814	205,008
Total assets(3)	185,920	18,391	4,046	73,345	281,702
Customer deposits	142,735	20,546	6,102	2,332	171,715
Total liabilities	143,602	20,572	6,233	95,278	265,685

Average number of full-time equivalent staff	20,594	2,151	804	21	23,570

2018
Net interest income	3,076	470	69	(12)	3,603
Non-interest income	632	115	132	52	931
Total operating income	3,708	585	201	40	4,534
Operating expenses before credit impairment losses, provisions and charges	(1,914)	(318)	(203)	(144)	(2,579)
Credit impairment (losses)/ releases	(135)	(8)	(14)	4	(153)
Provisions for other liabilities and charges	(228)	(16)	(8)	(5)	(257)
Total operating credit impairment losses, provisions and (charges)/releases	(363)	(24)	(22)	(1)	(410)
Profit/(loss) before tax	1,431	243	(24)	(105)	1,545

Revenue from external customers	4,361	750	245	(822)	4,534
Inter-segment revenue	(653)	(165)	(44)	862	—
Total operating income	3,708	585	201	40	4,534

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	690	49	14	—	753
–Insurance, protection and investments	105	—	—	—	105
–Credit card fees	85	—	—	—	85
–Non-banking and other fees(2)	76	65	81	5	227
Total fee and commission income	956	114	95	5	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)
Net fee and commission income	574	89	81	5	749

Customer loans	171,134	19,858	4,543	4,051	199,586
Total assets(3)	177,959	19,858	3,244	82,311	283,372
Customer deposits	139,976	19,695	4,853	2,791	167,315
Total liabilities	140,750	19,723	4,400	102,590	267,463

Average number of full-time equivalent staff	20,964	2,102	985	154	24,205
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.